UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : September 30, 2007 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	October 23, 2007



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 52

Form 13F Information Table Value Total : $163,238



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1877    35000 SH       SOLE                    35000
Activision, Inc.               COM              004930202     5252   243250 SH       SOLE                   243250
Adobe Systems Inc              COM              00724F101      218     5000 SH       SOLE                     5000
Advent Software                COM              007974108     8484   180620 SH       SOLE                   180620
Alexza Pharmaceuticals         COM              015384100     1620   187100 SH       SOLE                   187100
Aruba Networks Inc             COM              043176106      344    17200 SH       SOLE                    17200
Automatic Data Processing, Inc COM              053015103      317     6911 SH       SOLE                     6911
BEA SYS INC COM                COM              073325102     5171   372826 SH       SOLE                   372826
BP Amoco PLC                   COM              055622104     1321    19054 SH       SOLE                    19054
Berk. Hath. Class A            COM              084670108     1778       15 SH       SOLE                       15
Berk. Hath. Class B            COM              084670207     2257      571 SH       SOLE                      571
Cavium Networks, Inc.          COM              14965A101      227     7000 SH       SOLE                     7000
Cisco Systems                  COM              17275R102      833    25150 SH       SOLE                    25150
Cnet Networks, Inc             COM              12613R104     4620   620198 SH       SOLE                   620198
Data Domain, Inc.              COM              23767P109     3549   114653 SH       SOLE                   114653
Dolby Laboratories, Inc.       COM              25659T107     6825   195995 SH       SOLE                   195995
EMC Corporation                COM              268648102     1406    67619 SH       SOLE                    67619
Ebay                           COM              278642103      390    10000 SH       SOLE                    10000
Echelon Corporation            COM              27874N105     2828   113075 SH       SOLE                   113075
Electronic Arts                COM              285512109     8932   159521 SH       SOLE                   159521
Exelixis, Inc.                 COM              30161Q104     1237   116790 SH       SOLE                   116790
FormFactor, Inc.               COM              346375108     7298   164487 SH       SOLE                   164487
Gameloft                       COM              5984273FR     3274   395602 SH       SOLE                   395602
General Electric               COM              369604103     2319    56016 SH       SOLE                    56016
General Mills                  COM              370334104      774    13336 SH       SOLE                    13336
Glu Mobile, Inc.               COM              379890106     1927   212450 SH       SOLE                   212450
Halliburton Co.                COM              406216101      768    20000 SH       SOLE                    20000
IBM                            COM              459200101     2605    22116 SH       SOLE                    22116
InnerWorkings, Inc.            COM              45773Y105     4782   277562 SH       SOLE                   277562
Intel Corp.                    COM              458140100     1293    50000 SH       SOLE                    50000
Intuit, Inc.                   COM              461202103     9131   301364 SH       SOLE                   301364
Johnson & Johnson              COM              478160104     1060    16128 SH       SOLE                    16128
Linear Technology              COM              535678106     8726   249394 SH       SOLE                   249394
Marvell Technology             COM              G5876H105     3296   201350 SH       SOLE                   201350
Maxim Intgrtd. Prod.           COM              57772K101     6596   224740 SH       SOLE                   224740
Minnesota Mining               COM              604059105      374     4000 SH       SOLE                     4000
Nektar Therapeutics            COM              640268108     2470   279750 SH       SOLE                   279750
Netezza                        COM              64111n101     1217    97250 SH       SOLE                    97250
Omniture, Inc.                 COM              68212S109     3846   126850 SH       SOLE                   126850
PMC-Sierra, Inc.               COM              69344F106     3291   392225 SH       SOLE                   392225
Pfizer, Inc.                   COM              717081103     1221    50000 SH       SOLE                    50000
Pharmion Corp                  COM              71715B409     3917    84897 SH       SOLE                    84897
Royal Dutch Shell PLC          COM              780259206      329     4000 SH       SOLE                     4000
Salesforce.com Inc.            COM              79466L302     5069    98770 SH       SOLE                    98770
Schering-Plough                COM              806605101     1265    40000 SH       SOLE                    40000
Schlumberger Ltd.              COM              806857108     1680    16000 SH       SOLE                    16000
Target CP                      COM              239753106      962    15140 SH       SOLE                    15140
Tesco Corporation              COM              88157K101     4170   153600 SH       SOLE                   153600
VMWare                         COM              928563402     5057    59500 SH       SOLE                    59500
Vertex Pharmaceuticals         COM              92532F100     1888    49156 SH       SOLE                    49156
Yahoo, Inc                     COM              984332106     6792   253031 SH       SOLE                   253031
eHealth, Inc.                  COM              28238P109     6352   229332 SH       SOLE                   229332